Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Regulatory Assets and Liabilities [Table Text Block]
The following table presents DP&L’s Regulatory assets and liabilities:

	Type of Recovery	Amortization Through	December 31,
$ in millions			2019	2018
Regulatory assets, current:
Undercollections to be collected through rate riders	A/B	2020	$19.1	$40.5
Rate case expenses being recovered in base rates	B	2020	0.6	0.6
Total regulatory assets, current			19.7	41.1

Regulatory assets, non-current:
Pension benefits	B	Ongoing	83.9	87.5
Unrecovered OVEC charges	C	Undetermined	29.1	28.7
Fuel costs	B		—	3.3
Regulatory compliance costs	B	Undetermined	6.3	6.1
Smart grid and AMI costs	B	Undetermined	8.5	8.5
Unamortized loss on reacquired debt	B	Various	10.0	6.0
Deferred storm costs	A	Undetermined	5.1	4.7
Deferred vegetation management and other	A/B	Undetermined	12.7	7.8
Decoupling deferral	C	Undetermined	13.8	—
Uncollectible deferral	C	Undetermined	4.4	—
Total regulatory assets, non-current			173.8	152.6

Total regulatory assets			$193.5	$193.7

Regulatory liabilities, current:
Overcollection of costs to be refunded through rate riders	A/B	2020	$27.9	$34.9
Total regulatory liabilities, current			27.9	34.9

Regulatory liabilities, non-current:
Estimated costs of removal - regulated property		Not Applicable	143.6	139.1
Deferred income taxes payable through rates		Various	73.6	116.3
TCJA regulatory liability	B	Ongoing	12.9	—
PJM transmission enhancement settlement	A	2025	8.9	16.9
Postretirement benefits	B	Ongoing	4.6	6.0
Total regulatory liabilities, non-current			243.6	278.3

Total regulatory liabilities			$271.5	$313.2

A – Recovery of incurred costs plus rate of return.
B – Recovery of incurred costs without a rate of return.
C – Recovery not yet determined, but recovery is probable of occurring in future rate proceedings.